Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0001090116
Registrant Name	Nuveen AMT-Free Municipal Credit Income Fund
Registration File Number	333-293723
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A